TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended				18 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
TAXATION
2019 First tax rate tax									0.00%
2019 Second tax rate									21.00%
Income tax rate (as a percent)			30.00%	30.00%	25.00%	30.00%	30.00%	35.00%
Earning/(Loss) before income tax-rate 0%			$ 3,265,949	$ (1,226,319)
Loss/(Earnings) before income tax-rate 21%			(318,391)
Earnings before income tax-rate 30%			2,929,178	13,843,621
Income tax charge by applying tax rate to loss before tax:			(811,891)	(4,153,086)
Share of profit or loss of subsidies, joint ventures and associates			719,033	(287,223)
Stock options charge			(239,312)	(2,498)
Rate change adjustment			(77,592)	370,802
Non-deductible expenses and untaxed gains			(33,642)	(373,736)
Representation expenses			(56,841)	(55,178)
Foreign investment coverage			381,154	80,637
Result for inflation effect on monetary items and other finance results			(1,085,564)	(630,467)
Total income tax	$ (3,443,508)	$ (7,021,142)	$ (1,204,655)	$ (5,050,749)